FLEXSHARES® TRUST

FlexShares® Credit-Scored US Corporate Bond Index Fund (SKOR)

FlexShares® Credit-Scored US Long Corporate Bond Index Fund (LKOR)

FlexShares® High Yield Value-Scored Bond Index Fund (HYGV)

SUPPLEMENT DATED MAY 19, 2023 TO THE PROSPECTUS, DATED MARCH 1, 2023, AS SUPPLEMENTED

Effective immediately, the Prospectus is updated as follows:

1.

The paragraph under the section entitled “Fund Summaries – FlexShares® Credit-Scored US Corporate Bond Index Fund – Management” on page 173 of the Prospectus is deleted and replaced with the following:

Investment Adviser and Portfolio Managers. NTI, a subsidiary of Northern Trust Corporation, serves as the Investment Adviser of the Fund. Eric R. Williams, a Senior Vice President of NTI, Chaitanya Mandavakuriti, CFA, a Vice President of NTI, and Benjamin Gord, a Senior Vice President and Head of Fixed Income Portfolio Implementation of NTI, have served as Portfolio Managers of the Fund since September 2020, March 2021 and May 2023, respectively.

2.

The paragraph under the section entitled “Fund Summaries – FlexShares® Credit-Scored US Long Corporate Bond Index Fund – Management” on page 180 of the Prospectus is deleted and replaced with the following:

Investment Adviser and Portfolio Managers. NTI, a subsidiary of Northern Trust Corporation, serves as the Investment Adviser of the Fund. Eric R. Williams, a Senior Vice President of NTI, Chaitanya Mandavakuriti, CFA, a Vice President of NTI, and Benjamin Gord, a Senior Vice President and Head of Fixed Income Portfolio Implementation of NTI, have served as Portfolio Managers of the Fund since September 2020, March 2021 and May 2023, respectively.

3.	The paragraph under the section entitled “Fund Summaries – FlexShares® High Yield Value-Scored Bond Index Fund – Management” on page 188 of the Prospectus is deleted and replaced with the following:

Investment Adviser and Portfolio Managers. NTI, a subsidiary of Northern Trust Corporation, serves as the Investment Adviser of the Fund. Eric R. Williams, a Senior Vice President of NTI, Benjamin J. McCubbin, CFA, a Vice President of NTI, Chaitanya Mandavakuriti, CFA, a Vice President of NTI, and Benjamin Gord, a Senior Vice President and Head of Fixed Income Portfolio Implementation of NTI, have served as Portfolio Managers of the Fund since June 2020, September 2020, May 2023 and May 2023, respectively.

4.

The paragraphs describing the portfolio managers for the FlexShares® Credit-Scored US Corporate Bond Index Fund and FlexShares® Credit-Scored US Long Corporate Bond Index Fund included under the section entitled “Description of Fund Management – Portfolio Managers” on page 250 of the Prospectus are deleted and replaced with the following:

The individual Portfolio Managers who, as a team, are collectively responsible for the day-to-day management of the FlexShares® Credit-Scored US Corporate Bond Index Fund and FlexShares® Credit-Scored US Long Corporate Bond Index Fund are:

Benjamin Gord is a Senior Vice President and Head of Fixed Income Portfolio Implementation of NTI. Mr. Gord joined NTI in 2022 and oversees the Fixed Income Portfolio Construction and Quantitative Research Teams. He also sits on the Fixed Income Strategy Team which sets risk allocation for all fixed income portfolios. Prior to joining NTI, Mr. Gord was a Managing Director at Ellington Management Group and before that at Wafra.

Chaitanya Mandavakuriti, CFA, is a Vice President of NTI. Mr. Mandavakuriti joined NTI in 2013 and has assisted in the management of international fixed income index portfolios with a focus on credit.

Eric R. Williams is a Senior Vice President of NTI. Mr. Williams joined NTI in January 2010 and has assisted in the management of various fixed-income funds.

5.

The paragraphs describing the portfolio managers for the FlexShares® High Yield Value-Scored Bond Index Fund included under the section entitled “Description of Fund Management – Portfolio Managers” on page 250 of the Prospectus are deleted and replaced with the following:

The individual Portfolio Managers who, as a team, are collectively responsible for the day-to-day management of the FlexShares® High Yield Value-Scored Bond Index Fund are:

Benjamin Gord is a Senior Vice President and Head of Fixed Income Portfolio Implementation of NTI. Mr. Gord joined NTI in 2022 and oversees the Fixed Income Portfolio Construction and Quantitative Research Teams. He also sits on the Fixed Income Strategy Team which sets risk allocation for all fixed income portfolios. Prior to joining NTI, Mr. Gord was a Managing Director at Ellington Management Group and before that at Wafra.

Chaitanya Mandavakuriti, CFA, is a Vice President of NTI. Mr. Mandavakuriti joined NTI in 2013 and has assisted in the management of international fixed income index portfolios with a focus on credit.

Benjamin J. McCubbin, CFA, is a Vice President of NTI. Mr. McCubbin joined NTI in 2018 and is a Portfolio Manager in NTI’s Fixed Income Group. Prior to joining NTI, Mr. McCubbin’s work experience included positions as a fixed-income associate and lead portfolio manager for institutional accounts.

Eric R. Williams is a Senior Vice President of NTI. Mr. Williams joined NTI in January 2010 and has assisted in the management of various fixed-income funds.

Please retain this Supplement with your Prospectus for future reference.

FLEXSHARES® TRUST

FlexShares® Credit-Scored US Corporate Bond Index Fund (SKOR)

FlexShares® Credit-Scored US Long Corporate Bond Index Fund (LKOR)

FlexShares® High Yield Value-Scored Bond Index Fund (HYGV)

SUPPLEMENT DATED MAY 19, 2023 TO THE STATEMENT OF ADDITIONAL INFORMATION (“SAI”), DATED MARCH 1, 2023, AS SUPPLEMENTED

Effective immediately, the SAI is updated as follows:

1.

The disclosure as to the portfolio managers of the FlexShares® Credit-Scored US Corporate Bond Index Fund, FlexShares® Credit-Scored US Long Corporate Bond Index Fund and FlexShares® High Yield Value-Scored Bond Index Fund in the table under the section entitled “MANAGEMENT OF THE TRUST – PORTFOLIO MANAGERS” on page 80 of the SAI is replaced with the following:

NAME OF FUND	PORTFOLIO MANAGERS

FlexShares® Credit-Scored US Corporate Bond Index Fund	Eric R. Williams, Chaitanya Mandavakuriti and Benjamin Gord*

FlexShares® Credit-Scored US Long Corporate Bond Index Fund	Eric R. Williams, Chaitanya Mandavakuriti and Benjamin Gord*

FlexShares® High Yield Value-Scored Bond Index Fund	Eric R. Williams, Benjamin J. McCubbin, Chaitanya Mandavakuriti* and Benjamin Gord*

           * Became a Portfolio Manager effective May 19, 2023.

2.

The following information, as of April 30, 2023, with respect to Benjamin Gord is added under the section entitled “MANAGEMENT OF THE TRUST – PORTFOLIO MANAGERS – Accounts Managed by Portfolio Managers” beginning on page 80 of the SAI:

The table below discloses accounts within each type of category listed below for which Benjamin Gord* was jointly and primarily responsible for day-to-day portfolio management as of April 30, 2023.

Type of Accounts	Total # of Accounts Managed	Total Assets	# of Accounts Managed that Advisory Fee is Based on Performance	Total Assets that Advisory Fee is Based on Performance
FlexShares Trust:	0	$0	0	$0
Other Registered Investment Companies:	0	$0	0	$0
Other Pooled Investment Vehicles:	0	$0	0	$0
Other Accounts:	0	$0	0	$0

* Benjamin Gord became a Portfolio Manager of the FlexShares® Credit-Scored US Corporate Bond Index Fund, FlexShares® Credit-Scored US Long Corporate Bond Index Fund and FlexShares® High Yield Value-Scored Bond Index Fund effective May 19, 2023.

3.

The following information, as of April 30, 2023, is added in the table under the section entitled “MANAGEMENT OF THE TRUST – PORTFOLIO MANAGERS – Disclosure of Securities Ownership” on page 86 of the SAI:

As of April 30, 2023, Benjamin Gord and Chaitanya Mandavakuriti did not beneficially own shares of the Funds which they managed.

Please retain this Supplement with your SAI for future reference.